Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Activity for Share Plans [text block table]
	Share units (in thousands)	Weighted-average grant date fair value per unit
Balance as of December 31, 2015	53,651	€ 28.18
Balance as of December 31, 2016	90,292	€ 20.22
Balance as of December 31, 2017	137,541	€ 14.78

Breakdown of Benefit Obligation [text block table]
	Dec 31, 2017
in € m.	Germany	UK	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	4,823	688	363	640	6,514
Participants in deferred status	2,196	2,583	536	93	5,408
Participants in payment status	5,071	905	502	246	6,724
Total defined benefit obligation	12,090	4,176	1,401	979	18,646
Fair value of plan assets	11,003	5,202	1,091	915	18,211
Funding ratio (in %)	91%	125%	78%	93%	98%

	Dec 31, 2016
in € m.	Germany	UK	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	4,884	791	443	741	6,859
Participants in deferred status	2,139	2,559	560	99	5,357
Participants in payment status	4,955	1,146	545	251	6,897
Total defined benefit obligation	11,978	4,496	1,548	1,091	19,113
Fair value of plan assets	10,975	5,352	1,219	973	18,519
Funding ratio (in %)	92%	119%	79%	89%	97%

Actuarial Assumptions [text block table]
	Dec 31, 2017				Dec 31, 2016
	Germany	UK	U.S. [1]	Other	Germany	UK	U.S. [1]	Other
Discount rate (in %)	1.7%	2.5%	3.5%	2.5%	1.7%	2.6%	4.0%	2.3%
Rate of price inflation (in %)	1.8%	3.5%	2.2%	2.0%	1.7%	3.6%	2.2%	2.0%
Rate of nominal increase in future compensation levels (in %)	2.3%	4.5%	2.3%	3.1%	2.1%	4.6%	2.3%	2.8%
Rate of nominal increase for pensions in payment (in %)	1.7%	3.3%	2.2%	1.1%	1.6%	3.5%	2.2%	1.1%

Assumed life expectancy at age 65
For a male aged 65 at measurement date	19.3	23.6	22.2	21.7	19.1	23.4	22.4	22.0
For a female aged 65 at measurement date	23.3	25.4	23.7	24.1	23.2	25.5	23.9	24.5
For a male aged 45 at measurement date	21.9	24.9	23.8	23.1	21.8	25.1	23.9	23.7
For a female aged 45 at measurement date	25.8	26.9	25.2	25.6	25.7	27.4	25.4	26.1

Mortality tables applied	Richttafeln Heubeck 2005G	SAPS (S2) Light with CMI 2016 projections	RP2014 White-collar with MP2017 projections	Country specific tables	Richttafeln Heubeck 2005G	SAPS (S1) Light with CMI 2015 projections	RP2014 Aggregate with MP 2016 projections	Country specific tables

[1] Cash balance interest crediting rate in line with the 30-year US government bond yield.

Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet [text block table]

Reconciliation in Movement of Liabilities and Assets – Impact on Financial Statements

	2017
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	11,978	4,496	1,548	1,091	19,113
Defined benefit cost recognized in Profit & Loss
Current service cost	213	34	21	50	318
Interest cost	202	114	56	25	397
Past service cost and gain or loss arising from settlements	34	4	0	(11)	27
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	76	(43)	65	3	101
Actuarial gain or loss arising from changes in demographic assumptions	0	(16)	(6)	(11)	(33)
Actuarial gain or loss arising from experience	(3)	(17)	5	(9)	(24)
Cash flow and other changes
Contributions by plan participants	3	0	0	15	18
Benefits paid	(413)	(245)	(99)	(83)	(840)
Payments in respect to settlements	0	0	0	(26)	(26)
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	(151)	(189)	(63)	(403)
Other	0	0	0	(2)	(2)
Balance, end of year	12,090	4,176	1,401	979	18,646
thereof:
Unfunded	2	12	195	116	325
Funded	12,088	4,164	1,206	863	18,321

Change in fair value of plan assets:
Balance, beginning of year	10,975	5,352	1,219	973	18,519
Defined benefit cost recognized in Profit & Loss
Interest income	187	135	44	22	388
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(187)	144	32	32	21
Cash flow and other changes
Contributions by plan participants	3	0	0	15	18
Contributions by the employer	438	0	31	22	491
Benefits paid[1]	(413)	(244)	(86)	(63)	(806)
Payments in respect to settlements	0	0	0	(26)	(26)
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	(183)	(147)	(58)	(388)
Other	0	0	0	(1)	(1)
Plan administration costs	0	(2)	(2)	(1)	(5)
Balance, end of year	11,003	5,202	1,091	915	18,211
Funded status, end of year	(1,087)	1,026	(310)	(64)	(435)

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	0	0
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	(46)	(46)
Exchange rate changes	0	0	0	2	2
Balance, end of year	0	0	0	(44)	(44)

Net asset (liability) recognized	(1,087)	1,026	(310)	(108)	(479) [2]

[1] For funded plans only.

[2] Thereof € 1,113 million recognized in Other assets and € 1,592 million in Other liabilities.

	2016
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	10,783	4,323	1,507	1,341	17,954
Defined benefit cost recognized in Profit & Loss
Current service cost	190	23	21	62	296
Interest cost	256	151	61	35	503
Past service cost and gain or loss arising from settlements[1]	2	5	0	(39)	(32)
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	1,142	1,251	42	141	2,576
Actuarial gain or loss arising from changes in demographic assumptions	0	4	(6)	(3)	(5)
Actuarial gain or loss arising from experience	2	(66)	0	(3)	(67)
Cash flow and other changes
Contributions by plan participants	3	0	0	19	22
Benefits paid	(403)	(132)	(123)	(76)	(734)
Payments in respect to settlements[1]	0	0	0	(393)	(393)
Acquisitions/Divestitures[2]	0	(402)	0	0	(402)
Exchange rate changes	0	(661)	46	(8)	(623)
Other[3]	3	0	0	15	18
Balance, end of year	11,978	4,496	1,548	1,091	19,113
thereof:
Unfunded	4	13	206	123	346
Funded	11,974	4,483	1,342	968	18,767

Change in fair value of plan assets:
Balance, beginning of year	10,371	5,322	1,182	1,210	18,085
Defined benefit cost recognized in Profit & Loss
Interest income	249	185	48	32	514
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	484	1,042	10	97	1,633
Cash flow and other changes
Contributions by plan participants	3	0	0	19	22
Contributions by the employer	271	22	56	73	422
Benefits paid[4]	(402)	(132)	(110)	(56)	(700)
Payments in respect to settlements[1]	0	0	0	(393)	(393)
Acquisitions/Divestitures[2]	0	(282)	0	0	(282)
Exchange rate changes	0	(804)	36	(19)	(787)
Other[3]	(1)	0	0	12	11
Plan administration costs	0	(1)	(3)	(2)	(6)
Balance, end of year	10,975	5,352	1,219	973	18,519
Funded status, end of year	(1,003)	856	(329)	(118)	(594)

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	0	0
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	0	0
Exchange rate changes	0	0	0	0	0
Balance, end of year	0	0	0	0	0

Net asset (liability) recognized	(1,003)	856	(329)	(118)	(594) [5]

[1] Conversion of defined benefit plan into a collective defined contribution plan in the Netherlands.

[2] Abbey Life.

[3] Includes the opening balance of a plan in Belgium for which defined contribution plan accounting was applied before and other smaller plans.

4 For funded plans only.

5 Thereof € 934 million recognized in Other assets and € 1,528 million in Other liabilities.

Plan Asset Allocation [text block table]
	Dec 31, 2017					Dec 31, 2016
in € m.	Germany	UK	U.S.	Other	Total	Germany	UK	U.S.	Other	Total
Cash and cash equivalents	1,260	419	26	74	1,779	1,085	115	45	73	1,318
Equity instruments[1]	1,265	582	118	68	2,033	1,129	634	116	87	1,966
Investment-grade bonds[2]
Government	2,212	1,167	367	161	3,907	2,264	1,898	405	166	4,733
Non-government bonds	5,189	2,447	472	175	8,283	5,627	2,272	521	154	8,574
Non-investment-grade bonds
Government	177	0	0	14	191	166	0	0	45	211
Non-government bonds	610	70	20	37	737	305	70	15	25	415
Structured products	41	402	51	26	520	38	237	65	22	362
Insurance	0	0	0	27	27	1	0	0	27	28
Alternatives
Real estate	232	117	0	56	405	222	117	0	37	376
Commodities	48	24	0	0	72	6	13	0	0	19
Private equity	58	0	0	0	58	58	0	0	0	58
Other	788	36	0	274	1,098	667	34	0	330	1,031
Derivatives (Market Value)
Interest rate	(735)	148	37	(4)	(554)	(614)	133	51	(2)	(432)
Credit	(155)	(1)	0	(1)	(157)	80	(1)	1	1	81
Inflation	0	(210)	0	6	(204)	0	(197)	0	7	(190)
Foreign exchange	10	1	0	2	13	(59)	2	0	0	(57)
Other	3	0	0	0	3	0	25	0	1	26
Total fair value of plan assets	11,003	5,202	1,091	915	18,211	10,975	5,352	1,219	973	18,519

[1] Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.

[2] Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.

The following table sets out the Group’s funded defined benefit plan assets only invested in “quoted” assets, i.e. Level 1 assets in accordance with IFRS 13.

	Dec 31, 2017					Dec 31, 2016
in € m.	Germany	UK	U.S.	Other	Total	Germany	UK	U.S.	Other	Total
Cash and cash equivalents	1,251	22	24	28	1,325	1,145	115	42	39	1,341
Equity instruments[1]	1,154	582	118	58	1,912	1,066	635	115	78	1,894
Investment-grade bonds[2]
Government	1,190	1,163	362	73	2,788	723	1,893	404	78	3,098
Non-government bonds	0	0	0	0	0	0	0	0	3	3
Non-investment-grade bonds
Government	1	0	0	0	1	0	0	0	32	32
Non-government bonds	0	0	0	0	0	0	0	0	0	0
Structured products	0	0	0	0	0	0	0	0	0	0
Insurance	0	0	0	0	0	0	0	0	0	0
Alternatives
Real estate	0	0	0	0	0	0	0	0	0	0
Commodities	0	0	0	0	0	4	0	0	0	4
Private equity	0	0	0	0	0	0	0	0	0	0
Other	0	0	0	0	0	8	0	0	0	8
Derivatives (Market Value)
Interest rate	1	0	6	0	7	(1)	0	11	0	10
Credit	0	(1)	0	0	(1)	0	(1)	0	1	0
Inflation	0	0	0	0	0	0	0	0	0	0
Foreign exchange	0	1	0	0	1	0	2	0	0	2
Other	3	0	0	0	3	1	0	0	0	1
Total fair value of quoted plan assets	3,600	1,767	510	159	6,036	2,946	2,644	572	231	6,393

[1] Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.

[2] Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.

Regional Asset Break Down [text block table]
	Dec 31, 2017
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	294	126	96	1,204	16	43	1,779
Equity instruments	349	83	802	317	336	146	2,033
Government bonds (investment-grade and above)	1,057	1,087	397	627	253	486	3,907
Government bonds (non-investment-grade)	0	0	0	9	23	159	191
Non-government bonds (investment-grade and above)	575	1,890	2,196	2,607 [1]	906	109	8,283
Non-government bonds (non-investment-grade)	4	44	20	640	19	10	737
Structured products	41	422	51	1	5	0	520
Subtotal	2,320	3,652	3,562	5,405	1,558	953	17,450
Share (in %)	13%	21%	20%	31%	9%	5%	100%
Other asset categories							761
Fair value of plan assets							18,211

[1] Majority of this amount relates to bonds of French, Italian and Dutch corporate bonds.

	Dec 31, 2016
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	(54)	112	144	1,062	20	34	1,318
Equity instruments	279	103	847	279	321	137	1,966
Government bonds (investment-grade and above)	738	1,840	447	975	210	523	4,733
Government bonds (non-investment-grade)	1	18	5	13	7	167	211
Non-government bonds (investment-grade and above)	472	1,819	2,458	2,939 [1]	763	123	8,574
Non-government bonds (non-investment-grade)	9	50	186	130	28	12	415
Structured products	36	210	66	7	6	37	362
Subtotal	1,481	4,152	4,153	5,405	1,355	1,033	17,579
Share (in %)	8%	24%	24%	31%	8%	6%	100%
Other asset categories							940
Fair value of plan assets							18,519

[1] Majority of this amount relates to bonds of French, Italian and Dutch corporate bonds.

Sensitivity Analysis on Funded Status [text block table]
	Dec 31, 2017				Dec 31, 2016
in € m.	Germany	UK	U.S.	Other	Germany	UK	U.S.	Other
Discount rate (–50 bp):
(Increase) in DBO	(875)	(465)	(40)	(55)	(900)	(500)	(50)	(65)
Expected increase in plan assets[1]	215	505	35	25	600	555	35	25
Expected net impact on funded status (de-) increase	(660)	40	(5)	(30)	(300)	55	(15)	(40)

Discount rate (+50 bp):
Decrease in DBO	810	420	30	50	835	450	40	60
Expected (decrease) in plan assets[1]	(215)	(505)	(35)	(25)	(600)	(555)	(35)	(25)
Expected net impact on funded status (de-) increase	595	(85)	(5)	25	235	(105)	5	35

Credit spread (–50 bp):
(Increase) in DBO	(875)	(465)	(85)	(60)	(900)	(500)	(100)	(70)
Expected increase in plan assets[1]	150	125	20	10	500	115	25	10
Expected net impact on funded status (de-) increase	(725)	(340)	(65)	(50)	(400)	(385)	(75)	(60)

Credit spread (+50 bp):
Decrease in DBO	810	420	80	55	835	450	95	65
Expected (decrease) in plan assets[1]	(150)	(125)	(20)	(10)	(500)	(115)	(25)	(10)
Expected net impact on funded status (de-) increase	660	295	60	45	335	335	70	55

Rate of price inflation (–50 bp):[2]
Decrease in DBO	345	345	0	20	340	395	0	25
Expected (decrease) in plan assets[1]	(180)	(310)	0	(10)	(220)	(350)	0	(15)
Expected net impact on funded status (de-) increase	165	35	0	10	120	45	0	10

Rate of price inflation (+50 bp):[2]
(Increase) in DBO	(360)	(375)	0	(25)	(350)	(435)	0	(30)
Expected increase in plan assets[1]	180	310	0	10	220	350	0	15
Expected net impact on funded status (de-) increase	(180)	(65)	0	(15)	(130)	(85)	0	(15)

Rate of real increase in future compensation levels (–50 bp):
Decrease in DBO, net impact on funded status	70	15	0	15	75	25	0	15

Rate of real increase in future compensation levels (+50 bp):
(Increase) in DBO, net impact on funded status	(70)	(15)	0	(15)	(75)	(25)	0	(15)

Longevity improvements by 10%:[3]
(Increase) in DBO, net impact on funded status	(305)	(130)	(25)	(15)	(305)	(130)	(30)	(15)

[1]Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation.

[2]Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption.

[3]Estimated to be equivalent to an increase of around 1 year in overall life expectancy.

Expected Cash Flows [text block table]
2018
in € m.	Total
Expected contributions to
Defined benefit plan assets	300
BVV	65
Pension fund for Postbank's postal civil servants	90
Other defined contribution plans	290
Expected benefit payments for unfunded defined benefit plans	30
Expected total cash flow related to post-employment benefits	775

Expenses for Defined Benefit Plans (Impact on Expense) [text block table]
in € m.	2017	2016	2015
Expenses for defined benefit plans:
Service cost	345	272	326
Net interest cost (income)	9	(11)	(4)
Total expenses defined benefit plans	354	261	322
Expenses for defined contribution plans:
BVV	66	50	53
Pension fund for Postbank’s postal civil servants	93	95	95
Other defined contribution plans	281	284	264
Total expenses for defined contribution plans	440	429	412
Total expenses for post-employment benefit plans	794	690	734
Employer contributions to mandatory German social security pension plan	243	237	231
Expenses for share-based payments, equity settled[1]	535	620	816
Expenses for share-based payments, cash settled[1]	22	3	15
Expenses for cash retention plans[1]	363	487	738
Expenses for severance payments[2]	94	149	184

[1] Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses.

[2] Excluding the acceleration of expenses for deferred compensation awards not yet amortized.

Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [text block table]
in € m.	Germany	UK	U.S.	Other	Total
Actual benefit payments 2017	413	245	99	83	840
Benefits expected to be paid 2018	423	71	71	61	626
Benefits expected to be paid 2019	436	77	77	64	654
Benefits expected to be paid 2020	453	86	73	58	670
Benefits expected to be paid 2021	469	93	77	57	696
Benefits expected to be paid 2022	489	100	78	60	727
Benefits expected to be paid 2023 – 2027	2,736	638	423	306	4,103
Weighted average duration of defined benefit obligation (in years)	14	22	12	12	16

Share-Based Compensation Plan [text block table]
Grant year(s)	Deutsche Bank Equity Plan	Vesting schedule	Early retirement provisions	Eligibility
2017	Annual Award[1]	1/4: 12 months[2]	Yes	Select employees as
		1/4: 24 months[2]		annual performance-based
		1/4: 36 months[2]		compensation
1/4: 48 months[2]
		Or cliff vesting after	Yes[3]	Members of Management
		54 months[2]		Board or of Senior
Leadership Cadre
	Retention/New Hire	Individual specification	Yes	Select employees to attract and retain the best talent
	Annual Award – Upfront	Vesting immediately at grant[4]	No	Regulated employees
	Key Retention Plan (KRP)[5]	1/2: 50 months[6]	Yes	Material Risk Takers (MRTs)
1/2: 62 months[6]
		Cliff vesting after	Yes	Non-Material Risk Takers
		43 months		(non-MRTs)
2016	Annual Award	1/4: 12 months[2]	Yes	Select employees as
		1/4: 24 months[2]		annual performance-based
		1/4: 36 months[2]		compensation
1/4: 48 months[2]
		Or cliff vesting after	Yes[3]	Members of Management
		54 months[2]		Board or of Senior
Leadership Cadre
	Retention/New Hire	Individual specification	Yes	Select employees to attract and retain the best talent
	Annual Award – Upfront	Vesting immediately at grant[4]	No	Regulated employees
	Key Position Award (KPA)[7]	Cliff-vesting after 4 years[4]	Yes	Select employees as annual retention
2015/	Annual Award	1/3: 12 months[2]	Yes	Select employees as
2014/		1/3: 24 months[2]		annual performance-based
2013		1/3: 36 months[2]		compensation
		Or cliff vesting after	Yes[3]	Members of Management
		54 months[2]		Board or of Senior
Management Group
	Retention/New Hire	Individual specification	Yes	Select employees to attract and retain the best talent
	Annual Award – Upfront	Vesting immediately at grant[8]	No	Regulated employees
2012	Annual Award	1/3: 12 months[9]	Yes	Select employees as
		1/3: 24 months[9]		annual performance-based
		1/3: 36 months[9]		compensation
	Retention/New Hire	Individual specification	Yes	Select employees to attract and retain the best talent
	Annual Award – Upfront	Vesting immediately at grant[8]	No	Regulated employees

[1] For employees of certain legal entities, deferred equity is replaced with restricted shares due to local regulatory requirements.

[2] For members of the Management Board or of the Senior Leadership Cadre and all other regulated employees a further retention period of six months applies.

[3] Early retirement provisions do not apply to members of the Management Board.

[4] For all regulated employees share delivery takes place after a further retention period of twelve months.

[5] The Key Retention Plan (KRP) is referenced as the “Retention Award Program” in the Bank’s Compensation Report. Equity-based awards granted under this program in January 2017 are subject to an additional share price hurdle, meaning this award proportion only vests in the event that the Bank’s share price reaches a certain share target price prior to vesting.

[6] For Material Risk Takers (MRTs) share delivery takes place after a further retention period of twelve months.

7 A predefined proportion of the individual’s KPA is subject to an additional share price hurdle, meaning this award proportion only vests in the event that the Bank’s share price reaches a certain share target price prior to vesting.

[8] For members of the Management Board share delivery takes place after a retention period of three years. For all other regulated employees share delivery takes place after a retention period of six months.

[9] For members of the Management Board a different schedule applies. For all other regulated employees share delivery takes place after a further retention period of six months.